United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06730

                  ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1.       REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


Large-Cap Growth


AllianceBernstein Large Cap Growth Fund

Semi-Annual Report--January 31, 2005




The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.



Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.




March 14, 2005


Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Large Cap Growth Fund (the "Fund") for the semi-annual reporting period ended January 31, 2005. Prior to December 15, 2004, the Fund was named AllianceBernstein Premier Growth Fund.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominately in the securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Russell 1000 Growth Index, for the six- and 12-month periods ended January 31, 2005. The Fund outperformed its benchmark for both the six- and 12-month periods ended January 31, 2005. For comparison to the overall market, we have also provided returns for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad U.S. stock market.

For the six-month period ended January 31, 2005, the Fund outperformed its benchmark, the Russell 1000 Growth Index, in all four of the principal sectors in which the Fund was invested (over 90% of assets). In the technology, health care and financial services sectors, the Fund benefited from better stock selection than the benchmark. In the consumer discretionary sector, the Fund benefited from both better stock selection and a heavily overweighted position in this significantly outperforming sector. The Fund lost a little ground relative to the benchmark in the smaller utilities sector due to its underweighted position in this best-performing sector.

For the 12-month period ended January 31, 2005, the Fund outperformed its benchmark primarily due to better stock selection in the consumer discretionary and technology sectors. In addition, an overweighted position in the outperforming consumer discretionary sector also contributed to the Fund's performance during this period. The Fund lagged the benchmark in the smaller utilities sector due to both weaker stock selection and an underweighted position in this well-performing sector. In addition, the Fund also lost ground relative to the benchmark due to an underweighted position in the outperforming consumer staples sector.

Market Review and Investment Strategy

For the 12-month period ended January 31, 2005, the two most notable trends in the large-capitalization U.S. equity markets were investor pessimism and the surprising further outperformance of value stocks over growth stocks. The S&P 500 Stock Index gain of 6.22% seems anemic when compared to the almost 20% year-over-year earnings growth for the S&P 500 Stock Index component companies (with over two-thirds beating expectations), and the over 10% consensus earnings growth projected


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 1


for 2005. Furthermore, the market's value bias over the last five years is unprecedented both in length and magnitude. Over the past five calendar years ended December 31, 2004, the Russell 1000 Value Index has posted a cumulative return of 29.29% while the Russell 1000 Growth Index has lost 38.60%.

On a macroeconomic level, fears that the economic recovery has peaked are not consistent with significant improvements in most key sentiment indicators, both those that track attitudes among business leaders and those that measure confidence at the grass-roots level. Despite a seemingly brightened outlook, signs of investor pessimism remain evident in equity valuations. In an environment that once again seems conducive to further economic and earnings expansion, the premium for growth stocks relative to the broad market is as low as it has been in the past 25 years. In our view, this degree of the wariness for growth stocks going forward seems unwarranted. Even within growth, the fastest growing companies are selling at valuations not very different from their less promising counterparts. For the last several quarters, this anomalous situation has afforded us the opportunity, at little premium, to trade up to companies that our research indicates are poised to become tomorrow's growth leaders.

There were no significant changes in the Fund's sector allocations during the semi-annual reporting period.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Large Cap Growth Fund. Mr. Michel served the interests of the Fund's shareholders for the last 13 years. His hard work, dedication and contributions to the Fund will be greatly missed.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Russell 1000 Growth Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 3


HISTORICAL PERFORMANCE
(continued from previous page)


THE FUND VS. ITS BENCHMARK                       Returns
PERIODS ENDED JANUARY 31, 2005              6 Months  12 Months
---------------------------------------------------------------
  AllianceBernstein Large Cap Growth Fund
     Class A                                  7.31%     1.63%
     Class B                                  6.96%     0.96%
     Class C                                  7.01%     0.95%
     Class R                                  7.26%     1.46%
     Advisor Class                            7.53%     1.98%

  Russell 1000 Growth Index                   6.01%     0.70%

  S&P 500 Stock Index                         8.15%     6.22%


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2005

-------------------------------------------------------------------------------
                                          NAV Returns         SEC Returns
Class A Shares
1 Year                                        1.63%              -2.68%
5 Years                                     -11.27%             -12.04%
10 Years                                      9.04%               8.57%

Class B Shares
1 Year                                        0.96%              -3.04%
5 Years                                     -11.93%             -11.93%
10 Years(a)                                   8.44%               8.44%

Class C Shares
1 Year                                        0.95%              -0.05%
5 Years                                     -11.91%             -11.91%
10 Years                                      8.29%               8.29%

Class R Shares
1 Year                                        1.46%
Since Inception*                              4.05%

Advisor Class Shares
1 Year                                        1.98%
5 Years                                     -11.00%
Since Inception*                              5.31%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)

-------------------------------------------------------------------------------

Class A Shares
1 Year                                                            3.58%
5 Years                                                         -12.13%
10 Years                                                          9.33%

Class B Shares
1 Year                                                            3.41%
5 Years                                                         -12.02%
10 Years(a)                                                       9.20%

Class C Shares
1 Year                                                            6.39%
5 Years                                                         -12.00%
10 Years                                                          9.05%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

* Inception Date: 11/3/03 for Class R shares; 10/1/96 for Advisor Class shares.

     See Historical Performance disclosures on page 3.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 5


FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   Beginning              Ending
                                               Account Value       Account Value       Expenses Paid
                                              August 1, 2004    January 31, 2005      During Period*
----------------------------------------------------------------------------------------------------
Class A
Actual                                               $ 1,000          $ 1,073.09             $  7.79
Hypothetical (5% return before expenses)             $ 1,000          $ 1,017.69             $  7.58
Class B
Actual                                               $ 1,000          $ 1,069.60             $ 11.74
Hypothetical (5% return before expenses)             $ 1,000          $ 1,013.86             $ 11.42
Class C
Actual                                               $ 1,000          $ 1,070.13             $ 11.58
Hypothetical (5% return before expenses)             $ 1,000          $ 1,014.01             $ 11.27
Class R
Actual                                               $ 1,000          $ 1,072.61             $  8.78
Hypothetical (5% return before expenses)             $ 1,000          $ 1,016.74             $  8.54
Advisor Class
Actual                                               $ 1,000          $ 1,075.27             $  6.22
Hypothetical (5% return before expenses)             $ 1,000          $ 1,019.21             $  6.06


* Expenses are equal to the classes' annualized expense ratios of 1.49%, 2.25%, 2.22%, 1.68% and 1.19%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


PORTFOLIO SUMMARY
January 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $4,553.6


SECTOR BREAKDOWN*

_   31.3%  Technology
_   22.0%  Consumer Services
_   20.0%  Health Care
_   14.0%  Finance
_    3.5%  Energy
_    3.4%  Consumer Staples
_    2.9%  Capital Goods
_    2.5%  Consumer Manufacturing

_    0.4%  Short-Term




TEN LARGEST HOLDINGS
January 31, 2005 (unaudited)


                                                              Percent of
Company                                              Value    Net Assets
-------------------------------------------------------------------------------
Yahoo!, Inc.                                $  231,026,894           5.1%
Dell, Inc.                                     200,297,664           4.4
eBay, Inc.                                     184,312,250           4.0
Electronic Arts, Inc.                          176,195,090           3.9
Lowe's Cos., Inc.                              175,243,110           3.8
American International Group, Inc.             166,497,278           3.7
UnitedHealth Group, Inc.                       150,027,640           3.3
Amgen, Inc.                                    149,998,400           3.3
QUALCOMM, Inc.                                 149,520,462           3.3
Juniper Networks, Inc.                         135,968,378           3.0
                                            $1,719,087,166          37.8%


* All data are as of January 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 7


PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)


Company                                          Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.7%

Technology-31.3%

Communication Equipment-8.9%
Corning, Inc.(a)*                             9,332,600  $   102,098,644
Juniper Networks, Inc.(a)*                    5,410,600      135,968,378
QUALCOMM, Inc.                                4,015,050      149,520,462
Research In Motion, Ltd. (Canada)(a)*           270,000       19,248,300
                                                         ----------------
                                                             406,835,784

Computer Hardware/Storage-7.8%
Apple Computer, Inc.(a)                       1,362,600      104,783,940
Dell, Inc.(a)                                 4,796,400      200,297,664
EMC Corp.(a)                                  4,040,700       52,933,170
                                                         ----------------
                                                             358,014,774

Computer Peripherals-1.2%
Network Appliance, Inc.(a)                    1,687,550       53,731,592

Computer Software-2.4%
Microsoft Corp.                               1,636,000       42,994,080
Symantec Corp.(a)*                            2,822,000       65,893,700
                                                         ----------------
                                                             108,887,780

Internet Media-5.1%
Yahoo!, Inc.(a)                               6,561,400      231,026,894

Semi-Conductor Components-5.9%
Advanced Micro Devices, Inc.(a)*              3,460,300       54,672,740
Altera Corp.(a)                               2,265,400       43,495,680
Broadcom Corp. Cl.A(a)*                       2,942,300       93,653,409
Marvell Technology Group, Ltd. (Bermuda)(a)*  2,249,150       75,234,068
                                                         ----------------
                                                             267,055,897
                                                         ----------------
                                                           1,425,552,721

Consumer Services-22.0%

Broadcasting & Cable-2.4%
The E.W. Scripps Co. Cl.A*                    1,876,650       87,001,494
Univision Communications, Inc. Cl.A(a)*         753,160       20,568,800
                                                         ----------------
                                                             107,570,294

Entertainment & Leisure-5.9%
Carnival Corp. (Panama)*                      1,426,300       82,154,880
eBay, Inc.(a)*                                2,261,500      184,312,250
                                                         ----------------
                                                             266,467,130

Restaurants & Lodging-1.2%
Starbucks Corp.(a)*                           1,012,600       54,680,400

Retail-General Merchandise-7.1%
Amazon.com, Inc.(a)*                            444,600       19,215,612
Lowe's Cos., Inc.*                            3,074,980      175,243,110
Target Corp.                                  2,543,100      129,113,187
                                                         ----------------
                                                             323,571,909


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


Company                                          Shares            Value
-------------------------------------------------------------------------------
Miscellaneous-5.4%
Apollo Group, Inc. Cl.A(a)                      102,000  $     7,975,380
Electronic Arts, Inc.(a)*                     2,738,500      176,195,090
Google, Inc. Cl.A(a)*                           327,000       63,971,010
                                                         ----------------
                                                             248,141,480
                                                         ----------------
                                                           1,000,431,213

Health Care-20.0%

Biotechnology-4.0%
Amgen, Inc.(a)                                2,410,000      149,998,400
Biogen Idec, Inc.(a)*                           472,400       30,687,104
                                                         ----------------
                                                             180,685,504

Drugs-2.7%
Pfizer, Inc.                                    886,150       21,409,384
Teva Pharmaceutical Industries, Ltd.
  (ADR) (Israel)*                             3,521,000      101,158,330
                                                         ----------------
                                                             122,567,714

Medical Products-8.0%
Alcon, Inc. (Switzerland)                     1,071,550       84,866,760
Boston Scientific Corp.(a)                    1,887,400       62,397,444
St. Jude Medical, Inc.(a)                     3,317,900      130,327,112
Zimmer Holdings, Inc.(a)                      1,125,600       88,753,560
                                                         ----------------
                                                             366,344,876

Medical Services-5.3%
UnitedHealth Group, Inc. *                    1,687,600      150,027,640
WellPoint, Inc.(a)                              765,550       93,014,325
                                                         ----------------
                                                             243,041,965
                                                         ----------------
                                                             912,640,059

Finance-14.0%

Banking-Money Center-0.9%
J. P. Morgan Chase & Co.                      1,118,500       41,753,605

Brokerage & Money Management-2.2%
Franklin Resources, Inc.                        433,193       29,396,477
Merrill Lynch & Co., Inc.                     1,169,400       70,245,858
                                                         ----------------
                                                              99,642,335

Insurance-5.8%
AFLAC, Inc.                                     679,750       26,856,922
American International Group, Inc.            2,511,650      166,497,278
The Progressive Corp.*                          854,801       71,504,104
                                                         ----------------
                                                             264,858,304

Miscellaneous-5.1%
Citigroup, Inc.                               1,959,635       96,120,097
MBNA Corp.*                                   5,044,400      134,080,152
                                                         ----------------
                                                             230,200,249
                                                         ----------------
                                                             636,454,493


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 9


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Energy-3.5%

Oil Service-3.5%
Halliburton Co.                               1,066,900  $    43,881,597
Nabors Industries, Ltd. (Bermuda)(a)*         2,275,760      114,698,304
                                                         ----------------
                                                             158,579,901

Consumer Staples-3.4%

Cosmetics-2.4%
Avon Products, Inc.                           2,568,800      108,454,736

Household Products-1.0%
The Procter & Gamble Co.                        908,500       48,359,455
                                                         ----------------
                                                             156,814,191

Capital Goods-2.9%

Miscellaneous-2.9%
General Electric Co.                          3,688,700      133,272,731

Consumer Manufacturing-2.6%

Building & Related-2.6%
Pulte Homes, Inc.                             1,761,300      116,386,704

Total Common Stocks
  (cost $3,491,066,838)                                    4,540,132,013

SHORT-TERM INVESTMENT-0.4%

Time Deposit-0.4%
State Street Euro Dollar
  1.60%, 2/01/05
  (cost $17,634,000)                        $    17,634       17,634,000

Total Investments Before Security
Lending Collateral-100.1%
  (cost $3,508,700,838)                                    4,557,766,013

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED-12.0%

Short-Term Investment
UBS Private Money Market Fund, LLC, 2.29%
  (cost $547,302,223)                       547,302,223      547,302,223

Total Investments-112.1%
  (cost $4,056,003,061)                                    5,105,068,236
Other assets less liabilities-(12.1%)                       (551,492,495)

Net Assets-100%                                          $ 4,553,575,741


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt.

     See notes to financial statements.


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


STATEMENT OF ASSETS & LIABILITIES
January 31, 2005 (unaudited)


Assets

Investments in securities, at value
  (cost $4,056,003,061--including investment of cash
  collateral for securities loaned of $547,302,223)          $ 5,105,068,236(a)
Cash                                                                  20,806
Receivable for investment securities sold                         22,921,811
Receivable for capital stock sold                                  4,881,807
Dividends and interest receivable                                    270,309
Total assets                                                   5,133,162,969

Liabilities

Payable for collateral on securities loaned                      547,302,223
Payable for capital stock redeemed                                16,698,163
Payable for investment securities purchased                        8,757,347
Advisory fee payable                                               2,775,366
Transfer Agent fee payable                                         1,453,752
Distribution fee payable                                             585,022
Administrative fee payable                                            15,335
Accrued expenses                                                   2,000,020
Total liabilities                                                579,587,228
Net Assets                                                   $ 4,553,575,741

Composition of Net Assets

Capital stock, at par                                        $       272,576
Additional paid-in capital                                    12,476,310,949
Accumulated net investment loss                                  (26,597,829)
Accumulated net realized loss on investment transactions      (8,945,475,130)
Net unrealized appreciation of investments                     1,049,065,175
                                                             $ 4,553,575,741

Calculation of Maximum Offering Price

Class A Shares

Net asset value and redemption price per share
  ($1,384,669,294 / 79,246,702 shares of capital stock
  issued and outstanding)                                             $17.47
Sales charge--4.25% of public offering price                             .78
Maximum offering price                                                $18.25

Class B Shares

Net asset value and offering price per share
  ($1,695,003,555 / 107,089,105 shares of capital stock
  issued and outstanding)                                             $15.83

Class C Shares

Net asset value and offering price per share
  ($585,270,948 / 36,876,997 shares of capital stock
  issued and outstanding)                                             $15.87

Class R Shares

Net asset value, redemption and offering price per share
  ($96,681 / 5,547 shares of capital stock issued
  and outstanding)                                                    $17.43

Advisor Class Shares

Net asset value, redemption and offering price per share
  ($888,535,263 / 49,357,343 shares of capital stock
  issued and outstanding)                                             $18.00


(a)  Includes securities on loan with a value of $522,599,696 (see Note E).

     See notes to financial statements.


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ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 11


STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)


Investment Income

Dividends (net of foreign taxes withheld
  of $54,746)                                  $  16,964,672
Interest                                             237,441     $  17,202,113

Expenses

Advisory fee                                      18,276,834
Distribution fee--Class A                          2,263,259
Distribution fee--Class B                          9,106,137
Distribution fee--Class C                          3,186,914
Distribution fee--Class R                                169
Transfer agency                                   11,089,454
Printing                                             776,644
Custodian                                            239,340
Registration fees                                     57,469
Administrative                                        48,918
Audit                                                 29,923
Legal                                                 19,708
Directors' fees and expenses                           9,195
Miscellaneous                                        116,196
Total expenses                                    45,220,160
Less: expenses waived by the Adviser
  (see Note B)                                    (1,417,126)
Less: expense offset arrangement
  (see Note B)                                        (3,092)
Net expenses                                                        43,799,942
Net investment loss                                                (26,597,829)

Realized and Unrealized Gain on
Investment Transactions

Net realized gain on investment
  transactions                                                     110,769,938
Net change in unrealized appreciation/
  depreciation of investments                                      251,203,679
Net gain on investment transactions                                361,973,617

Net Increase in Net Assets
  from Operations                                                $ 335,375,788


See notes to financial statements.


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12 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS


                                               Six Months
                                                 Ended
                                               January 31,       Year Ended
                                                  2005            July 31,
                                               (unaudited)          2004
                                             ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations

Net investment loss                          $   (26,597,829)  $   (73,384,434)
Net realized gain on investment
  transactions                                   110,769,938       501,121,657
Net change in unrealized appreciation/
depreciation of investments                      251,203,679      (130,895,371)

Net increase in net assets
  from operations                                335,375,788       296,841,852

Capital Stock Transactions

Net decrease                                    (632,156,442)   (1,610,249,942)
Total decrease                                  (296,780,654)   (1,313,408,090)

Net Assets

Beginning of period                            4,850,356,395     6,163,764,485
End of period, (including accumulated
  net investment loss of ($26,597,829)
  and ($0), respectively)                    $ 4,553,575,741   $ 4,850,356,395


See notes to financial statements.


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ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 13


NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Large Cap Growth Fund, Inc. (the "Fund"), formerly AllianceBernstein Premier Growth Fund, Inc., organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on


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14 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


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ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 15


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


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16 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion, .90% of the next $2.5 billion, and .85% of the Fund's average daily net assets over $10 billion. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From August 1, 2004 through September 6, 2004, such waiver amounted to $1,417,126. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $48,918 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2005.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $5,858,024 for the six months ended January 31, 2005.

For the six months ended January 31, 2005, the Fund's expenses were reduced by $3,092 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $17,134 from the sale of Class A shares and received $31,573, $791,398 and $26,748 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2005 amounted to $4,598,503, of which $527,556 was paid to Sanford
C. Bernstein &Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the


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ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 17


Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A and Class R shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Directors currently limit payments under the Class A plan to .30% of the average net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $203,648,868, $16,443,992 and $-0- for Class B, Class C and Class R shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2005, were as follows:

                                                 Purchases           Sales
                                              ---------------   ---------------
Investment securities (excluding
  U.S. government securities)                 $1,461,542,701    $2,111,279,053
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                   $1,104,901,332
Gross unrealized depreciation                                      (55,836,157)
Net unrealized appreciation                                     $1,049,065,175


NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the


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18 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2005, the Fund had loaned securities with a value of $522,599,696 and received cash collateral which was invested in a money market fund valued at $547,302,223 as included in the accompanying portfolio of investments. For the six months ended January 31, 2005, the Fund earned fee income of $72,463 which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 15,000,000,000 shares of $0.001 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                     Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended                        Ended
                      January 31,   Year Ended     January 31,    Year Ended
                         2005        July 31,         2005         July 31,
                     (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            4,857,305    22,142,147   $  82,976,979   $ 362,093,487
Shares converted
from Class B             446,617    12,367,013       7,792,736     207,109,956
Shares redeemed      (21,307,713)  (52,071,421)   (365,997,444)   (859,183,244)
Net decrease         (16,003,791)  (17,562,261)  $(275,227,729)  $(289,979,801)

Class B
Shares sold            1,625,558     6,096,721   $  25,110,151   $  92,021,760
Shares converted
to Class A              (497,355)  (13,564,017)     (7,792,736)   (207,109,956)
Shares redeemed      (20,513,092)  (53,215,096)   (317,162,352)   (807,847,772)
Net decrease         (19,384,889)  (60,682,392)  $(299,844,937)  $(922,935,968)

Class C
Shares sold              606,019     2,951,936   $   9,416,152   $  44,281,840
Shares redeemed       (8,684,471)  (23,945,640)   (134,519,992)   (363,830,595)
Net decrease          (8,078,452)  (20,993,704)  $(125,103,840)  $(319,548,755)


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ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 19


                               Shares                     Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended                        Ended
                      January 31,   Year Ended     January 31,    Year Ended
                         2005        July 31,         2005         July 31,
                     (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Advisor Class
Shares sold            7,608,202    11,410,512   $ 135,559,708   $ 194,635,966
Shares redeemed       (3,768,692)  (15,554,730)    (67,623,357)   (272,431,384)
Net increase
  (decrease)           3,839,510    (4,144,218)  $  67,936,351   $ (77,795,418)

                      Six Months                  Six Months
                        Ended       November 3,     Ended         November 3,
                      January 31,   2003(a) to    January 31,     2003(a) to
                         2005        July 31,        2005          July 31,
                     (unaudited)       2004      (unaudited)         2004
                     ------------  ------------  --------------  --------------
Class R
Shares sold                5,583           603   $      94,793   $      10,000
Shares redeemed             (639)            -         (11,080)              -
Net increase               4,944           603   $      83,713   $      10,000


(a) Commencement of distributions.


NOTE G

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of the future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2005.


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20 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


NOTE I

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2005 will be determined at the end of the current fiscal year. As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $(8,958,768,326)(a)
Unrealized appreciation/(depreciation)                           700,384,757(b)
Total accumulated earnings/(deficit)                         $(8,258,383,569)

(a) On July 31, 2004, the Fund had a net capital loss carryforward of $8,958,768,326, of which $5,784,209,109 expires in the year 2009,
$2,082,402,414 expires in the year 2010 and $1,092,156,803 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales. During the fiscal year, the Fund utilized capital loss carryforward of $419,014,758.


NOTE J

Legal Proceedings

On September 12, 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in federal district court in the Southern District of New York against the Adviser, Alfred Harrison and the Fund, alleging violation of the 1940 Act. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to the Fund by causing the Fund to invest in the securities of Enron Corp. ("Enron") and that the agreements between the Fund and the Adviser violated the 1940 Act because all of the directors of the Fund should be deemed interested under the 1940 Act. Plaintiff seeks damages equal to the Fund's losses as a result of the Fund's investment in shares of Enron and a recovery of all fees paid to the Adviser beginning November 1, 2000. On March 24, 2003, the court granted the Adviser's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey. The Fund is no longer named as a defendant in this case. On January 23, 2004, defendants moved to dismiss the complaint. The Adviser believes that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations.

On December 13, 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in federal district court in the Southern District of New York against the Adviser, the Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act, because the Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 21


facts in describing the strategic objectives and investment strategies of the Fund in relation to its investments, including its investments in Enron securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. The Adviser's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. On January 23, 2004, defendants moved to dismiss the complaint. On December 10, 2004, the court granted Alliance Capital's motion and dismissed the case.On January 5, 2005, plaintiff appealed the court's decision. The Adviser, the Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations.

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 23


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 25


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                       Class A
                                  --------------------------------------------------------------------------------------------------
                                     Six Months
                                        Ended                    December 1,
                                     January 31,   Year Ended      2002 to                       Year Ended November 30,
                                        2005        July 31,      July 31,       ---------------------------------------------------
                                     (unaudited)      2004         2003(a)         2002          2001           2000          1999
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $16.28         $15.58        $15.07        $20.24         $29.51        $35.82        $27.50

Income From Investment
  Operations

Net investment loss(b)                (.07)(c)    (.15)(c)(d)         (.10)         (.19)          (.19)         (.26)         (.28)
Net realized and unrealized
  gain (loss) on investment
  transactions                            1.26            .85           .61        (4.98)         (6.43)        (3.69)          9.21
Net increase (decrease) in
  net asset value from
  operations                              1.19            .70           .51        (5.17)         (6.62)        (3.95)          8.93

Less: Distributions

Distributions from net
  realized gain on
  investment
  transactions                             -0-            -0-           -0-           -0-         (2.38)        (2.36)         (.61)
Distributions in excess of
  net realized gain on
  investment transactions                  -0-            -0-           -0-           -0-          (.27)           -0-           -0-
Total distributions                        -0-            -0-           -0-           -0-         (2.65)        (2.36)         (.61)
Net asset value,
  end of period                         $17.47         $16.28        $15.58        $15.07         $20.24        $29.51        $35.82

Total Return

Total investment return
  based on net asset
  value(e)                               7.31%          4.49%         3.38%      (25.54)%       (24.90)%      (11.91)%        33.13%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted)                   $1,384,669     $1,550,292    $1,757,243    $2,098,623     $3,556,040    $4,817,131    $4,285,490
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                    1.49%(f)          1.58%      1.89%(f)         1.73%          1.53%         1.44%         1.50%
  Expenses, before waivers/
    reimbursements                    1.55%(f)          1.76%      1.89%(f)         1.73%          1.53%         1.44%         1.50%
  Net investment loss             (.78)%(c)(f)   (.90)%(c)(d)    (1.08)%(f)       (1.09)%         (.83)%        (.71)%        (.85)%
Portfolio turnover rate                    31%            61%           60%           93%           135%          125%           75%


See footnote summary on page 30.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                  Class B
                                  --------------------------------------------------------------------------------------------------
                                     Six Months
                                        Ended                    December 1,
                                     January 31,   Year Ended      2002 to                       Year Ended November 30,
                                        2005        July 31,      July 31,       ---------------------------------------------------
                                     (unaudited)      2004         2003(a)         2002          2001           2000          1999
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $14.80         $14.27        $13.88        $18.78         $27.76        $34.05        $26.33

Income From Investment
  Operations

Net investment loss(b)                (.12)(c)    (.25)(c)(d)         (.16)         (.29)          (.35)         (.48)         (.48)
Net realized and unrealized
  gain (loss) on investment
  transactions                            1.15            .78           .55        (4.61)         (5.98)        (3.45)          8.81
Net increase (decrease) in
  net asset value from
  operations                              1.03            .53           .39        (4.90)         (6.33)        (3.93)          8.33

Less: Distributions

Distributions from net
  realized gain
  on investment
  transactions                             -0-            -0-           -0-           -0-         (2.38)        (2.36)         (.61)
Distributions in excess of
  net realized gain on
  investment transactions                  -0-            -0-           -0-           -0-          (.27)           -0-           -0-
Total distributions                        -0-            -0-           -0-           -0-         (2.65)        (2.36)         (.61)
Net asset value,
  end of period                         $15.83         $14.80        $14.27        $13.88         $18.78        $27.76        $34.05

Total Return

Total investment return
  based on net
  asset value(e)                         6.96%          3.71%         2.81%      (26.09)%       (25.48)%      (12.51)%        32.30%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted)                   $1,695,004     $1,871,308    $2,670,330    $3,080,955     $5,774,836    $8,797,132    $8,161,471
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                    2.25%(f)          2.34%      2.65%(f)         2.47%          2.25%         2.13%         2.18%
  Expenses, before waivers/
    reimbursements                    2.31%(f)          2.52%      2.65%(f)         2.47%          2.25%         2.13%         2.18%
  Net investment loss            (1.53)%(c)(f)  (1.66)%(c)(d)    (1.84)%(f)       (1.84)%        (1.59)%       (1.40)%       (1.53)%
Portfolio turnover rate                    31%            61%           60%           93%           135%          125%           75%


See footnote summary on page 30.



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 27


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                  Class C
                                  --------------------------------------------------------------------------------------------------
                                     Six Months
                                        Ended                    December 1,
                                     January 31,   Year Ended      2002 to                       Year Ended November 30,
                                        2005        July 31,      July 31,       ---------------------------------------------------
                                     (unaudited)      2004         2003(a)         2002          2001           2000          1999
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $14.83         $14.30        $13.90        $18.81         $27.80        $34.09        $26.36

Income From Investment
  Operations

Net investment loss(b)                (.12)(c)    (.25)(c)(d)         (.16)         (.29)          (.35)         (.48)         (.49)
Net realized and unrealized
  gain (loss) on investment
  transactions                            1.16            .78           .56        (4.62)         (5.99)        (3.45)          8.83
Net increase (decrease) in
  net asset value from
  operations                              1.04            .53           .40        (4.91)         (6.34)        (3.93)          8.34

Less: Distributions

Distributions from net
  realized gain on
  investment
  transactions                             -0-            -0-           -0-           -0-         (2.38)        (2.36)         (.61)
Distributions in excess of
  net realized gain on
  investment transactions                  -0-            -0-           -0-           -0-          (.27)           -0-           -0-

Total distributions                        -0-            -0-           -0-           -0-         (2.65)        (2.36)         (.61)

Net asset value,
  end of period                         $15.87         $14.83        $14.30        $13.90         $18.81        $27.80        $34.09
Total Return
Total investment return
  based on net asset
  value(e)                               7.01%          3.71%         2.88%      (26.10)%       (25.48)%      (12.49)%        32.31%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted)                     $585,271       $666,851      $943,029    $1,116,314     $2,173,671    $3,361,307    $2,965,440
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                    2.22%(f)          2.31%      2.62%(f)         2.45%          2.26%         2.13%         2.18%
  Expenses, before waivers/
    reimbursements                    2.27%(f)          2.49%      2.62%(f)         2.45%          2.26%         2.13%         2.18%
  Net investment loss            (1.50)%(c)(f)  (1.62)%(c)(d)    (1.81)%(f)       (1.81)%        (1.59)%       (1.40)%       (1.53)%
Portfolio turnover rate                    31%            61%           60%           93%           135%          125%           75%


See footnote summary on page 30.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                       Class R
                                                                           -------------------------------
                                                                            Six Months
                                                                               Ended           November 3,
                                                                            January 31,        2003(g) to
                                                                               2005             July 31,
                                                                            (unaudited)           2004
                                                                           -------------------------------
Net asset value, beginning of period                                           $16.25              $16.59

Income From Investment Operations

Net investment loss(b)                                                       (.09)(c)         (.20)(c)(d)
Net realized and unrealized gain (loss) on investment transactions               1.27               (.14)
Net increase (decrease) in net asset value from operations                       1.18               (.34)
Net asset value, end of period                                                 $17.43              $16.25

Total Return

Total investment return based on net asset value(e)                             7.26%             (2.05)%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)                                         $97                 $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                                 1.68%(c)            1.70%(c)
  Expenses, before waivers/reimbursements(f)                                 1.74%(c)            1.95%(c)
  Net investment loss(f)                                                    (.91)%(c)       (1.08)%(c)(d)
Portfolio turnover rate                                                           31%                 61%


See footnote summary on page 30.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 29


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Advisor Class
                                  --------------------------------------------------------------------------------------------------
                                     Six Months
                                        Ended                    December 1,
                                     January 31,   Year Ended      2002 to                       Year Ended November 30,
                                        2005        July 31,      July 31,       ---------------------------------------------------
                                     (unaudited)      2004         2003(a)         2002          2001           2000          1999
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                   $16.74         $15.97        $15.42        $20.65         $29.99        $36.25        $27.71

Income From Investment
  Operations

Net investment loss(b)                (.04)(c)    (.10)(c)(d)         (.08)         (.14)          (.14)         (.14)         (.17)
Net realized and unrealized
  gain (loss) on investment
  transactions                            1.30            .87           .63        (5.09)         (6.55)        (3.76)          9.32
Net increase (decrease) in
  net asset value from
  operations                              1.26            .77           .55        (5.23)         (6.69)        (3.90)          9.15

Less: Distributions

Distributions from net
  realized gain on
  investment
  transactions                             -0-            -0-           -0-           -0-         (2.38)        (2.36)         (.61)
Distributions in excess of
  net realized gain on
  investment transactions                  -0-            -0-           -0-           -0-          (.27)           -0-           -0-
Total distributions                        -0-            -0-           -0-           -0-         (2.65)        (2.36)         (.61)
Net asset value,
  end of period                         $18.00         $16.74        $15.97        $15.42         $20.65        $29.99        $36.25

Total Return

Total investment return
  based on net asset
  value(e)                               7.53%          4.82%         3.57%      (25.33)%       (24.72)%      (11.61)%        33.68%

Ratios/Supplemental Data

Net assets, end of period
  (000's omitted)                     $888,535       $761,895      $793,162      $590,508       $510,603      $523,315      $466,690
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements                    1.19%(f)          1.28%      1.60%(f)         1.45%          1.25%         1.11%         1.16%
  Expenses, before waivers/
    reimbursements                    1.25%(f)          1.46%      1.60%(f)         1.45%          1.25%         1.11%         1.16%
  Net investment loss             (.48)%(c)(f)    (.60)(c)(d)     (.78)%(f)        (.79)%         (.59)%        (.38)%        (.51)%
Portfolio turnover rate                    31%            61%           60%           93%           135%          125%           75%


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived/reimbursed by the Adviser.

(d)  Net of fees and expenses waived/reimbursed by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distributions.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)



OFFICERS


Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Thomas J. Bardong, Vice President
Thomas Kamp(2), Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller



Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004



(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Mr. Kamp is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 31


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
-----------------------------------

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy


Blended Style Funds
-----------------------------------

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio


Growth Funds
-----------------------------------

Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund


Value Funds
-----------------------------------

Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds
-----------------------------------

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds
-----------------------------------

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia


Intermediate Municipal Bond Funds
-----------------------------------

Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds
-----------------------------------

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

**   Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap
Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND


NOTES



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND o 33



ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672



[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


APGSR0105

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

   Exhibit No.   DESCRIPTION OF EXHIBIT

   11 (b) (1)    Certification of Principal Executive Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

   11 (b) (2)    Certification of Principal Financial Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

   11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
                 Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large-Cap Growth Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    March 31, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    March 31, 2005